GREAT-WEST FUNDS, INC.
Great-West Ariel Mid Cap Value Fund Institutional Class Ticker: MXOAX Investor Class Ticker: MXMCX	Great-West Small Cap Value Fund Institutional Class Ticker: MXTFX Investor Class Ticker: MXLSX
Great-West Bond Index Fund Institutional Class Ticker: MXCOX Investor Class Ticker: MXBIX	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class Ticker: MXYKX Investor Class Ticker: MXMGX
Great-West Core Bond Fund Institutional Class Ticker: MXIUX Investor Class Ticker: MXFDX	Great-West U.S. Government Securities Fund Institutional Class Ticker: MXDQX Investor Class Ticker: MXGMX
Great-West Emerging Markets Equity Fund Institutional Class Ticker: MXENX Investor Class Ticker: MXEOX	Great-West Aggressive Profile Fund Institutional Class Ticker: MXGTX Investor Class Ticker: MXAPX
Great-West Global Bond Fund Institutional Class Ticker: MXZMX Investor Class Ticker: MXGBX	Great-West Conservative Profile Fund Institutional Class Ticker: MXKVX Investor Class Ticker: MXCPX Class L Ticker: MXIPX
Great-West Government Money Market Fund Institutional Class Ticker: MXGXX Investor Class Ticker: MXMXX	Great-West Moderate Profile Fund Institutional Class Ticker: MXITX Investor Class Ticker: MXMPX Class L Ticker: MXGPX
Great-West High Yield Bond Fund Institutional Class Ticker: MXFRX Investor Class Ticker: MXHYX	Great-West Moderately Aggressive Profile Fund Institutional Class Ticker: MXHRX Investor Class Ticker: MXBPX
Great-West Inflation-Protected Securities Fund Institutional Class Ticker: MXIOX Investor Class Ticker: MXIHX	Great-West Moderately Conservative Profile Fund Institutional Class Ticker: MXJUX Investor Class Ticker: MXDPX Class L Ticker: MXHPX
Great-West International Growth Fund Institutional Class Ticker: MXHTX Investor Class Ticker: MXIGX	Great-West Lifetime 2015 Fund Institutional Class Ticker: MXNYX Investor Class Ticker: MXLYX Service Class Ticker: MXLZX
Great-West International Index Fund Institutional Class Ticker: MXPBX Investor Class Ticker: MXINX	Great-West Lifetime 2020 Fund Institutional Class Ticker: MXAKX Investor Class Ticker: MXAGX Service Class Ticker: MXAHX
Great-West International Value Fund Institutional Class Ticker: MXJVX Investor Class Ticker: MXIVX	Great-West Lifetime 2025 Fund Institutional Class Ticker: MXQBX Investor Class Ticker: MXELX Service Class Ticker: MXFLX
Great-West Large Cap Growth Fund Institutional Class Ticker: MXGSX Investor Class Ticker: MXLGX	Great-West Lifetime 2030 Fund Institutional Class Ticker: MXAYX Investor Class Ticker: MXATX Service Class Ticker: MXAUX

Great-West Large Cap Value Fund Institutional Class Ticker: MXVHX Investor Class Ticker: MXEQX Investor II Class Ticker: MXHAX	Great-West Lifetime 2035 Fund Institutional Class Ticker: MXTBX Investor Class Ticker: MXKLX Service Class Ticker: MXLLX
Great-West Mid Cap Value Fund Institutional Class Ticker: MXKJX Investor Class Ticker: MXMVX	Great-West Lifetime 2040 Fund Institutional Class Ticker: MXBGX Investor Class Ticker: MXBDX Service Class Ticker: MXBEX
Great-West Multi-Sector Bond Fund Institutional Class Ticker: MXUGX Investor Class Ticker: MXLMX	Great-West Lifetime 2045 Fund Institutional Class Ticker: MXWEX Investor Class Ticker: MXQLX Service Class Ticker: MXRLX
Great-West Real Estate Index Fund Institutional Class Ticker: MXSFX Investor Class Ticker: MXREX	Great-West Lifetime 2050 Fund Institutional Class Ticker: MXBSX Investor Class Ticker: MXBOX Service Class Ticker: MXBQX
Great-West S&P 500® Index Fund Institutional Class Ticker: MXKWX Investor Class Ticker: MXVIX	Great-West Lifetime 2055 Fund Institutional Class Ticker: MXZHX Investor Class Ticker: MXWLX Service Class Ticker: MXXLX
Great-West S&P Mid Cap 400® Index Fund Institutional Class Ticker: MXNZX Investor Class Ticker: MXMDX Class L Ticker: MXBUX	Great-West Lifetime 2060 Fund Institutional Class Ticker: MXGUX Investor Class Ticker: MXGNX Service Class Ticker: MXGQX
Great-West S&P Small Cap 600® Index Fund Institutional Class Ticker: MXERX Investor Class Ticker: MXISX Class L: MXNSX	Great-West SecureFoundation® Balanced ETF Fund Class A Ticker: SFBPX
Great-West Short Duration Bond Fund Institutional Class Ticker: MXXJX Investor Class Ticker: MXSDX	Great-West SecureFoundation® Balanced Fund Institutional Class Ticker: MXCJX Investor Class Ticker: MXSBX Service Class Ticker: MXSHX Class L Ticker: MXLDX
Great-West Small Cap Growth Fund Institutional Class Ticker: MXMSX Investor Class Ticker: MXMTX
(the “Fund(s)”)
Supplement dated August 1, 2022 to the Prospectuses, Summary Prospectuses and Statements of Additional Information (“SAI”) for the Funds, each dated April 29, 2022, as supplemented
Effective August 1, 2022 (the “Effective Date”), Great-West Capital Management, LLC, the Funds’ investment adviser, changed its name to “Empower Capital Management, LLC.” As of the Effective Date, all references to “Great-West Capital Management, LLC” in the Funds’ prospectuses, summary prospectuses and SAIs are hereby replaced with “Empower Capital Management, LLC.”

On the Effective Date, GWFS Equities, Inc., an affiliate of Great-West Capital Management, LLC and the Funds’ principal underwriter and distributor, changed its name to “Empower Financial Services, Inc.” As of the Effective Date, all references to “GWFS Equities, Inc.” in the Funds’ prospectuses and SAIs are herby replaced with “Empower Financial Services, Inc.”
On the Effective Date, Great-West Funds, Inc. changed its name to “Empower Funds, Inc.” As of the Effective Date, all references to “Great-West Funds, Inc.” in the Funds’ prospectuses, summary prospectuses and SAIs are hereby replaced with “Empower Funds, Inc.” In addition, on the Effective Date, the Funds changed their names and all references to the current names in the Funds’ prospectuses, summary prospectuses and SAIs are hereby replaced with the new names as follows:
Current Fund Name	New Fund Name
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund
Great-West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund
Great-West Bond Index Fund	Empower Bond Index Fund
Great-West Conservative Profile Fund	Empower Conservative Profile Fund
Great-West Core Bond Fund	Empower Core Bond Fund
Great-West Emerging Markets Equity Fund	Empower Emerging Markets Equity Fund
Great-West Global Bond Fund	Empower Global Bond Fund
Great-West Government Money Market Fund	Empower Government Money Market Fund
Great-West High Yield Bond Fund	Empower High Yield Bond Fund
Great-West Inflation-Protected Securities Fund	Empower Inflation-Protected Securities Fund
Great-West International Growth Fund	Empower International Growth Fund
Great-West International Index Fund	Empower International Index Fund
Great-West International Value Fund	Empower International Value Fund
Great-West Large Cap Growth Fund	Empower Large Cap Growth Fund
Great-West Large Cap Value Fund	Empower Large Cap Value Fund
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund
Great-West Lifetime 2035 Fund	Empower Lifetime 2035 Fund
Great-West Lifetime 2040 Fund	Empower Lifetime 2040 Fund
Great-West Lifetime 2045 Fund	Empower Lifetime 2045 Fund
Great-West Lifetime 2050 Fund	Empower Lifetime 2050 Fund
Great-West Lifetime 2055 Fund	Empower Lifetime 2055 Fund
Great-West Lifetime 2060 Fund	Empower Lifetime 2060 Fund
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund
Great-West Moderate Profile Fund	Empower Moderate Profile Fund
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Great-West Multi-Sector Bond Fund	Empower Multi-Sector Bond Fund
Great-West Real Estate Index Fund	Empower Real Estate Index Fund
Great-West S&P 500® Index Fund	Empower S&P 500® Index Fund
Great-West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund
Great-West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600® Index Fund
Great-West SecureFoundation® Balanced ETF Fund	Empower SecureFoundation® Balanced ETF Fund
Great-West SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced Fund
Great-West Short Duration Bond Fund	Empower Short Duration Bond Fund
Great-West Small Cap Growth Fund	Empower Small Cap Growth Fund
Great-West Small Cap Value Fund	Empower Small Cap Value Fund
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund
Great-West U.S. Government Securities Fund	Empower U.S. Government Securities Fund
On the Effective Date, all references to “Great-West Investments” in the Funds’ prospectuses, summary prospectuses and SAIs are hereby replaced with “Empower Investments.”

On the Effective Date, the following additional companies have changed their names and all references to the current names in the Funds’ prospectuses, summary prospectuses and SAIs, as applicable, are hereby replaced with the new names:
Current Company Name	New Company Name
GWL&A Financial Inc.	Empower Holdings, Inc.
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America
Great-West Life & Annuity Insurance Company of New York	Empower Life & Annuity Insurance Company of New York
Great-West Trust Company, LLC	Empower Trust Company, LLC
Advised Assets Group, LLC	Empower Advisory Group, LLC
This Supplement must be accompanied by or read in conjunction with the current Prospectuses, Summary Prospectuses and SAIs for the Funds, each dated April 29, 2022, as supplemented.
Please keep this Supplement for future reference.